United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/17

Date of Reporting Period: Quarter ended 06/30/16

Item 1. Schedule of Investments

Tax-Free Money Market Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—98.9%[1,2]
		Alabama—1.4%
$49,300,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.410%, 7/1/2016	$49,300,000
		Alaska—3.4%
43,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 7/7/2016	43,000,000
58,620,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 7/7/2016	58,620,000
15,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.390%, 7/7/2016	15,000,000
		TOTAL	116,620,000
		Arizona—1.3%
45,135,000		Phoenix, AZ IDA, (Series 2014B) Daily VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.380%, 7/1/2016	45,135,000
		California—10.7%
13,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 7/6/2016	13,000,000
39,565,000		California Health Facilities Financing Authority, (Series 2006E), 0.46% CP (Kaiser Permanente), Mandatory Tender 7/14/2016	39,565,000
48,100,000		California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Mizuho Bank Ltd.), 0.420%, 7/1/2016	48,100,000
7,400,000		California PCFA, (Series 1997B) Daily VRDNs (Air Products & Chemicals, Inc.), 0.360%, 7/1/2016	7,400,000
12,290,000		California Statewide Communities Development Authority, (Series 2004E), 0.23% CP (Kaiser Permanente), Mandatory Tender 7/7/2016	12,290,000
4,160,000		California Statewide Communities Development Authority, (Series 2004E), 0.48% CP (Kaiser Permanente), Mandatory Tender 8/3/2016	4,160,000
9,110,000		California Statewide Communities Development Authority, (Series 2004K), 0.48% CP (Kaiser Permanente), Mandatory Tender 8/3/2016	9,110,000
22,000,000		California Statewide Communities Development Authority, (Series 2008B), 0.25% CP (Kaiser Permanente), Mandatory Tender 7/6/2016	22,000,000
33,000,000		California Statewide Communities Development Authority, (Series 2008B), 0.48% CP (Kaiser Permanente), Mandatory Tender 8/2/2016	33,000,000
8,750,000		California Statewide Communities Development Authority, (Series 2009 B-6), 0.45% CP (Kaiser Permanente), Mandatory Tender 7/6/2016	8,750,000
10,000,000		California Statewide Communities Development Authority, (Series 2009D), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/4/2016	10,000,000
30,000,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds), 0.50% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 7/1/2016	30,000,000
6,250,000		California Statewide Communities Development Authority, (Series B-5), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/8/2016	6,250,000
23,750,000		California Statewide Communities Development Authority, (Series B-5), 0.46% CP (Kaiser Permanente), Mandatory Tender 7/18/2016	23,750,000
15,140,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 7/13/2016	15,140,000
7,000,000		Duarte, CA Redevelopment Agency, (Series A) Weekly VRDNs (Mountain Vista Plaza)/(General Electric Capital Corp. LOC), 0.410%, 7/7/2016	7,000,000
5,000,000		Duarte, CA Redevelopment Agency, (Series B) Weekly VRDNs (Mountain Vista Plaza)/(General Electric Capital Corp. LOC), 0.410%, 7/7/2016	5,000,000
39,605,000	[3,4]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 0.61% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/11/2016	39,605,000
22,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund 3, (1,600 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.530%, 7/7/2016	22,000,000
16,715,000		Santa Clara County, CA Financing Authority, (2008 Series M) Weekly VRDNs (Santa Clara County, CA)/(Bank of America N.A. LOC), 0.410%, 7/6/2016	16,715,000
		TOTAL	372,835,000
		Colorado – 0.0%
140,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.860%, 7/7/2016	140,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—2.0%
$40,005,000		Connecticut State HEFA, (Series V-2) Daily VRDNs (Yale University), 0.300%, 7/1/2016	$40,005,000
15,605,000		New Milford, CT, 1.00% BANs, 7/25/2016	15,612,176
15,400,000		Putnam, CT, 1.25% BANs, 7/1/2016	15,400,000
		TOTAL	71,017,176
		Florida—7.4%
40,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.540%, 7/7/2016	40,000
45,960,000		Jacksonville, FL PCR, (Series 1994), 0.35% CP (Florida Power & Light Co.), Mandatory Tender 7/19/2016	45,960,000
8,300,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.35% CP (Florida Power & Light Co.), Mandatory Tender 7/19/2016	8,300,000
16,500,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.380%, 7/1/2016	16,500,000
10,000,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.480%, 7/6/2016	10,000,000
43,675,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.56% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 8/1/2016	43,675,000
30,500,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.410%, 7/1/2016	30,500,000
41,250,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.400%, 7/1/2016	41,250,000
15,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.60% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 8/11/2016	15,000,000
505,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.520%, 7/1/2016	505,000
47,490,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 7/6/2016	47,490,000
		TOTAL	259,220,000
		Georgia—1.2%
31,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.420%, 7/6/2016	31,000,000
10,940,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.49% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2016	10,940,000
		TOTAL	41,940,000
		Idaho—0.3%
10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 7/6/2016	10,000,000
		Illinois—0.8%
26,750,000		Illinois State Toll Highway Authority, (Series 2008A-1B) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.430%, 7/7/2016	26,750,000
		Indiana—0.7%
25,695,000		Indiana State Finance Authority Health System, (Series2008H) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 7/6/2016	25,695,000
		Kentucky—0.7%
22,650,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.520%, 7/1/2016	22,650,000
		Louisiana—4.4%
56,100,000		Baton Rouge, LA Industrial Development Board, (Series 2010A) Daily VRDNs (Exxon Mobil Corp.)/(GTD by Exxon Mobil Corp.), 0.400%, 7/1/2016	56,100,000
19,300,000		East Baton Rouge Parish, LA, PCR (Series 1993) Daily VRDNs (Exxon Mobil Corp.), 0.380%, 7/1/2016	19,300,000
55,200,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 7/1/2016	55,200,000
23,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.440%, 7/6/2016	23,000,000
		TOTAL	153,600,000
		Massachusetts—6.6%
32,790,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (Bank of America N.A. LIQ), 0.380%, 7/1/2016	32,790,000
84,245,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 7/1/2016	84,245,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.90% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 7/6/2016	10,000,000
24,100,000		Massachusetts Development Finance Agency, (Series U-6C) Daily VRDNs (Boston University)/(TD Bank, N.A. LOC), 0.360%, 7/1/2016	24,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$2,200,000		Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 7/6/2016	$2,200,000
76,600,000		Massachusetts State Health & Educational Facility, (Series 2008 N-1) Daily VRDNs (Tufts University)/(U.S. Bank, N.A. LIQ), 0.390%, 7/1/2016	76,600,000
		TOTAL	229,935,000
		Michigan—0.9%
31,745,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 7/7/2016	31,745,000
		Minnesota—1.9%
45,500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.400%, 7/1/2016	45,500,000
18,975,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.400%, 7/1/2016	18,975,000
		TOTAL	64,475,000
		Missouri—2.4%
20,000,000		Missouri State HEFA (BJC Health System, MO), (Series 2013C) VRENs, 0.610%, 7/7/2016	20,000,000
35,700,000		Missouri State HEFA, (Series 2008 C-5) Weekly VRDNs (Ascension Health Alliance Senior Credit Group), 0.450%, 7/6/2016	35,700,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 7/7/2016	26,000,000
		TOTAL	81,700,000
		Multi-State—2.9%
51,800,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.540%, 7/7/2016	51,800,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.540%, 7/7/2016	20,000,000
30,000,000	[3,4]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.540%, 7/7/2016	30,000,000
		TOTAL	101,800,000
		New Hampshire—0.8%
13,160,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.440%, 7/1/2016	13,160,000
16,260,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.90% CP (New England Power Co.), Mandatory Tender 7/6/2016	16,260,000
		TOTAL	29,420,000
		New Jersey—0.7%
2,555,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.830%, 7/7/2016	2,555,000
20,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3) Weekly VRDPs (Royal Bank of Canada LIQ), 0.520%, 7/7/2016	20,000,000
3,000,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	3,000,000
		TOTAL	25,555,000
		New York—19.4%
47,095,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 7/1/2016	47,095,000
35,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.400%, 7/1/2016	35,000,000
27,000,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.440%, 7/1/2016	27,000,000
28,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.510%, 7/1/2016	28,500,000
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.380%, 7/1/2016	25,000,000
50,000,000		New York City, NY Municipal Water Finance Authority, Senior Revenue Bonds (Series 2008B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.400%, 7/1/2016	50,000,000
66,600,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs (Barclays Bank PLC LIQ), 0.400%, 7/1/2016	66,600,000
35,000,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.380%, 7/1/2016	35,000,000
22,460,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-H) Daily VRDNs (Royal Bank of Canada LIQ), 0.390%, 7/1/2016	22,460,000
58,340,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.470%, 7/6/2016	58,340,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$32,500,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.380%, 7/1/2016	$32,500,000
30,700,000		New York City, NY, (Fiscal 2014 Series I, Subseries I-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.370%, 7/1/2016	30,700,000
59,375,000		New York City, NY, (Series 2013D-3) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.370%, 7/1/2016	59,375,000
11,000,000		New York City, NY, (Series 2015F-6) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.370%, 7/1/2016	11,000,000
28,680,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.440%, 7/1/2016	28,680,000
46,900,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.380%, 7/1/2016	46,900,000
15,250,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.380%, 7/1/2016	15,250,000
25,800,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.420%, 7/1/2016	25,800,000
20,000,000		Schenectady, NY City School District, 2.00% BANs, 7/8/2016	20,005,209
11,400,000		Windsor, NY CSD, 1.50% BANs, 8/19/2016	11,413,589
		TOTAL	676,618,798
		North Carolina—0.7%
24,815,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.460%, 7/6/2016	24,815,000
		Ohio—3.9%
29,000,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1) Weekly VRDPs (Royal Bank of Canada LIQ), 0.530%, 7/7/2016	29,000,000
88,550,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.390%, 7/1/2016	88,550,000
17,890,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.520%, 7/1/2016	17,890,000
		TOTAL	135,440,000
		Oklahoma—1.0%
35,465,000		University Hospitals Trust, OK, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.430%, 7/6/2016	35,465,000
		Oregon—1.0%
34,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 7/7/2016	34,650,000
		Pennsylvania—5.6%
119,910,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.450%, 7/6/2016	119,910,000
22,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1050 Series 3) Weekly VRDPs (Royal Bank of Canada LIQ), 0.530%, 7/7/2016	22,000,000
27,240,000		Philadelphia, PA School District, (Series B of 2016) Weekly VRDNs (Bank of America N.A. LOC), 0.410%, 7/7/2016	27,240,000
25,000,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank PLC LOC), 0.420%, 7/7/2016	25,000,000
		TOTAL	194,150,000
		South Carolina—0.3%
9,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.700%, 7/6/2016	9,000,000
		Tennessee—1.4%
50,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.420%, 7/1/2016	50,000,000
		Texas—6.7%
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.54% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/3/2016	34,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.56% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/18/2016	28,000,000
85,940,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.380%, 7/1/2016	85,940,000
13,300,000		Harris County, TX IDC, (Series 1984-B) Daily VRDNs (Exxon Mobil Corp.), 0.380%, 7/1/2016	13,300,000
32,780,000		Lower Neches Valley Authority, TX, (Series 2001 B-2) Daily VRDNs (Exxon Mobil Corp.), 0.390%, 7/1/2016	32,780,000
37,700,000		San Antonio, TX Water System, (Series A), 0.48% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), Mandatory Tender 7/7/2016	37,700,000
		TOTAL	231,720,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Utah—0.7%
$25,570,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 7/1/2016	$25,570,000
		Virginia—1.3%
25,500,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 0.400%, 7/7/2016	25,500,000
20,560,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.55% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 7/14/2016	20,560,000
		TOTAL	46,060,000
		Washington—1.7%
26,450,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 0.460%, 7/6/2016	26,450,000
33,400,000		Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(Barclays Bank PLC LOC), 0.390%, 7/1/2016	33,400,000
		TOTAL	59,850,000
		West Virginia—1.7%
12,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.70% CP (Virginia Electric & Power Co.), Mandatory Tender 7/7/2016	12,500,000
47,275,000		West Virginia Economic Development Authority, (Series 2011) Weekly VRDNs (Morgantown Energy Associates)/(MUFG Union Bank, N.A. LOC), 0.430%, 7/6/2016	47,275,000
		TOTAL	59,775,000
		Wisconsin—2.2%
53,065,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.14% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 7/6/2016	53,065,000
21,880,000		Wisconsin State HEFA, (Series 1999C) Weekly VRDNs (Aurora Health Care, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 7/6/2016	21,880,000
		TOTAL	74,945,000
		Wyoming—0.8%
27,000,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.500%, 7/6/2016	27,000,000
		TOTAL SHORT TERM MUNICIPALS—98.9% (AT AMORTIZED COST)[5]	3,444,590,974
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	39,815,536
		TOTAL NET ASSETS—100%	$3,484,406,510
Securities that are subject to the federal alternative minimum tax (AMT) represent 13.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At June 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.5%	1.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $360,915,000, which represented 10.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $360,915,000, which represented 10.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (FIMCO), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1–quoted prices in active markets for identical securities.
Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3–significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commissions (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV, (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments, and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
Subsequent Event
On August 12, 2016, the Trustees approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about September 23, 2016 (the “Liquidation” or the “Liquidation Date”). In approving the Liquidation, the Trustees determined that the liquidation of the Fund is in the best interests of the Fund and its shareholders. Accordingly, the Fund may begin positioning the portfolio of the Fund for liquidation, which may cause the Fund to deviate from its stated investment objective and strategies. It is anticipated that the Fund's portfolio will be positioned into cash and overnight variable rate demand notes on or some time prior to the Liquidation Date. Effective as of the close of business on August 30, 2016, the Fund will be closed to new investors. Investments by existing shareholders may continue until September 22, 2016. Any shares outstanding at the close of business on the Liquidation Date will be automatically redeemed. Such redemption shall follow the procedures set forth in the Fund's Plan of Liquidation. Final dividends will be paid with the liquidation proceeds. Any capital gains will be distributed to shareholders, if necessary, prior to the Liquidation. Any time prior to the Liquidation Date, the shareholders of the Fund may redeem their shares of the Fund pursuant to the procedures set forth in the Fund's Prospectus. Shareholders may also exchange their shares of the Fund into shares of the same class of another Federated fund if the shareholder meets the eligibility criteria and investment minimum for the Federated fund into which the shareholder is exchanging. If a shareholder is a taxable shareholder, the Liquidation of the Fund will be a recognition event. In addition, any income or capital gains distributed to shareholders prior to the Liquidation Date or as part of the liquidation proceeds will be subject to tax. All investors should consult with their tax advisor regarding the tax consequences of this Liquidation.

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA-	-Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016